FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Summary of Liabilities Measured Fair Value on Recurring Basis

The following table summarizes the liabilities measured at fair value on a recurring basis as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Accrued equity	$863,364	$-	$-	$863,364
Warrant liabilities	-	-	35,905,972	35,905,972
Total derivative liabilities	$863,364	$-	$35,905,972	$36,769,336

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liabilities	$-	$-	$-	$-
Total derivative liabilities	$-	$-	$-	$-

Summary the Fair Value of Assumption of Warrant Liabilities

The following tables summarizes thevalues of certain assumptions used by the Company’s custom models to estimate the fair value of the embedded conversion optionsand warrant liabilities during the nine months ended September 30, 2015:

	2015
	July 31,	July 29,	June 25,	March 3,
Stock price	$0.87	$1.00	$1.70	$5.50
Strike price	$2.50	$1.24	$2.53	$6.40
Remaining term (years)	0.40	5.00	5.00	5.00
Volatility	107%	107%	108%	115%
Risk-free rate	0.12%	1.62%	1.70%	1.61%
Dividend yield	0.0%	0.0%	0.0%	0.0%

	2015
	September 30,	June 30,	March 31,
Stock price	$0.48	$1.60	$5.20
Strike price	$1.24-$6.40	$2.53-$6.40	$6.40
Remaining term (years)	4.42-4.83	4.68-4.99	4.93
Volatility	110%	108%	124%
Risk-free rate	1.37%	1.63%	1.37%
Dividend yield	0.0%	0.0%	0.0%

Summary of Changes the Fair Value of Level 3 Financial Liabilities Measured Fair Value On Recurring Basis

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	For the three months ended September 30, 2015	For the nine months ended September 30, 2015
Beginning balance	$1,683,722	$—
Issuance of Series A warrant liabilities	79,445,308	79,445,308
Issuance of other warrant liabilities and conversion options	-	3,878,989
Warrants issued in connection with the Waivers	(13,300)	(13,300)
Change in fair value of derivative liabilities	(45,209,758)	(47,405,025)
Ending balance	$35,905,972	$35,905,972